Fair Value Measurements	12 Months Ended
Dec. 31, 2015
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrants as of December 31, 2015 and 2014 are summarized in the following table:

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

(b)	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds and securities available for sale, including marketable securities that management intends to hold for less than one year and investments by its protected cell of EIS.  See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2015
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$271.0	$—	$—	$271.0
Fixed Income Securities – Mutual Funds	91.1	—	(0.7)	90.4
Equity Securities – Mutual Funds	13.7	11.7	—	25.4
Total Other Temporary Investments	$375.8	$11.7	$(0.7)	$386.8

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$279.7	$—	$—	$279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	80.5
Equity Securities – Mutual Funds	13.1	12.3	—	25.4
Total Other Temporary Investments	$373.3	$12.3	$—	$385.6

(a)	Primarily represents amounts held for the repayment of debt.

The following table provides the activity for fixed income and equity securities within Other Temporary Investments for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	10.7	1.6	17.4
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

As of December 31, 2015 and 2014, AEP had no Other Temporary Investments with an unrealized loss position.  As of December 31, 2015, fixed income securities were primarily debt based mutual funds with short and intermediate maturities.  Mutual funds may be sold and do not contain maturity dates.

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2015 and 2014, see Note 3.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2015 and 2014:

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

The adjusted cost of fixed income securities was $771 million and $903 million as of December 31, 2015 and 2014, respectively.  The adjusted cost of equity securities was $555 million and $524 million as of December 31, 2015 and 2014, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2015 was as follows:

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2
Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.9	$4.3	$—	$168.2	$176.4

Other Temporary Investments
Restricted Cash (a)	230.0	7.7	—	33.3	271.0
Fixed Income Securities – Mutual Funds	90.4	—	—	—	90.4
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	345.8	7.7	—	33.3	386.8

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	11.5	495.0	219.7	(287.7)	438.5
Cash Flow Hedges:
Commodity Hedges (c)	—	15.9	1.0	0.7	17.6
Fair Value Hedges	—	—	—	0.1	0.1
Total Risk Management Assets	11.5	510.9	220.7	(286.9)	456.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,648.6	$1,334.1	$220.7	$(77.6)	$3,125.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$24.1	$471.5	$67.3	$(326.3)	$236.6
Cash Flow Hedges:
Commodity Hedges (c)	—	18.9	6.5	0.7	26.1
Interest Rate/Foreign Currency Hedges	—	0.4	—	—	0.4
Fair Value Hedges	—	3.0	—	0.1	3.1
Total Risk Management Liabilities	$24.1	$493.8	$73.8	$(325.5)	$266.2
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17.2	$0.9	$—	$144.4	$162.5

Other Temporary Investments
Restricted Cash (a)	233.8	9.1	—	36.8	279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	—	80.5
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	339.7	9.1	—	36.8	385.6

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	37.7	528.4	190.3	(303.7)	452.7
Cash Flow Hedges:
Commodity Hedges (c)	—	31.9	—	(15.1)	16.8
Fair Value Hedges	—	0.6	—	2.0	2.6
Total Risk Management Assets	37.7	560.9	190.3	(316.8)	472.1

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,526.4	$1,524.2	$190.3	$(125.0)	$3,115.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$65.3	$431.9	$36.7	$(335.5)	$198.4
Cash Flow Hedges:
Commodity Hedges (c)	—	26.6	2.8	(15.1)	14.3
Interest Rate/Foreign Currency Hedges	—	1.0	—	—	1.0
Fair Value Hedges	—	6.8	—	2.0	8.8
Total Risk Management Liabilities	$65.3	$466.3	$39.5	$(348.6)	$222.5

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$14.8	$—	$—	$0.1	$14.9

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	0.2	13.9	12.2	(10.6)	15.7

Total Assets	$15.0	$13.9	$12.2	$(10.5)	$30.6

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$17.8	$0.5	$(13.6)	$4.9

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$15.6	$—	$—	$—	$15.6

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	0.2	20.2	17.7	(9.4)	28.7

Total Assets	$15.8	$20.2	$17.7	$(9.4)	$44.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$20.4	$1.9	$(9.4)	$13.1

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.0	$6.3	$(11.1)	$12.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,287.5	$828.2	$6.3	$(3.3)	$2,118.7

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.5	$2.0	$(11.7)	$7.9

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$15.9	$16.0	$(6.4)	$25.6

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,131.9	$969.2	$16.0	$4.2	$2,121.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$11.4	$1.3	$(6.3)	$6.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$—	$—	$—	$27.7	$27.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	16.0	3.2	19.2

Total Assets	$—	$—	$16.0	$30.9	$46.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$0.1	$2.7	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$0.4	$—	$—	$28.3	$28.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	52.3	—	52.3

Total Assets	$0.4	$—	$52.3	$28.3	$81.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$1.1	$3.9	$(0.1)	$4.9

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.7	$(0.1)	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.5	$0.1	$(0.4)	$0.2

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.4	$(0.4)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$0.7	$(0.4)	$0.9

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.6	$—	$—	$1.6	$5.2

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.9	(0.1)	0.8

Total Assets	$3.6	$—	$0.9	$1.5	$6.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$5.5	$0.1	$(0.4)	$5.2

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$12.7	$—	$—	$1.7	$14.4

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.4	(0.4)	—

Total Assets	$12.7	$—	$0.4	$1.3	$14.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.7	$0.9	$(0.5)	$1.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2015, 2014 and 2013.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2015 and 2014:

Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34
Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

The following table provides sensitivity of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts and FTRs for the Registrants as of December 31, 2015 and 2014:

Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Appalachian Power Co [Member]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrants as of December 31, 2015 and 2014 are summarized in the following table:

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

(b)	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds and securities available for sale, including marketable securities that management intends to hold for less than one year and investments by its protected cell of EIS.  See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2015
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$271.0	$—	$—	$271.0
Fixed Income Securities – Mutual Funds	91.1	—	(0.7)	90.4
Equity Securities – Mutual Funds	13.7	11.7	—	25.4
Total Other Temporary Investments	$375.8	$11.7	$(0.7)	$386.8

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$279.7	$—	$—	$279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	80.5
Equity Securities – Mutual Funds	13.1	12.3	—	25.4
Total Other Temporary Investments	$373.3	$12.3	$—	$385.6

(a)	Primarily represents amounts held for the repayment of debt.

The following table provides the activity for fixed income and equity securities within Other Temporary Investments for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	10.7	1.6	17.4
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

As of December 31, 2015 and 2014, AEP had no Other Temporary Investments with an unrealized loss position.  As of December 31, 2015, fixed income securities were primarily debt based mutual funds with short and intermediate maturities.  Mutual funds may be sold and do not contain maturity dates.

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2015 and 2014, see Note 3.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2015 and 2014:

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

The adjusted cost of fixed income securities was $771 million and $903 million as of December 31, 2015 and 2014, respectively.  The adjusted cost of equity securities was $555 million and $524 million as of December 31, 2015 and 2014, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2015 was as follows:

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2
Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.9	$4.3	$—	$168.2	$176.4

Other Temporary Investments
Restricted Cash (a)	230.0	7.7	—	33.3	271.0
Fixed Income Securities – Mutual Funds	90.4	—	—	—	90.4
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	345.8	7.7	—	33.3	386.8

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	11.5	495.0	219.7	(287.7)	438.5
Cash Flow Hedges:
Commodity Hedges (c)	—	15.9	1.0	0.7	17.6
Fair Value Hedges	—	—	—	0.1	0.1
Total Risk Management Assets	11.5	510.9	220.7	(286.9)	456.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,648.6	$1,334.1	$220.7	$(77.6)	$3,125.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$24.1	$471.5	$67.3	$(326.3)	$236.6
Cash Flow Hedges:
Commodity Hedges (c)	—	18.9	6.5	0.7	26.1
Interest Rate/Foreign Currency Hedges	—	0.4	—	—	0.4
Fair Value Hedges	—	3.0	—	0.1	3.1
Total Risk Management Liabilities	$24.1	$493.8	$73.8	$(325.5)	$266.2
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17.2	$0.9	$—	$144.4	$162.5

Other Temporary Investments
Restricted Cash (a)	233.8	9.1	—	36.8	279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	—	80.5
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	339.7	9.1	—	36.8	385.6

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	37.7	528.4	190.3	(303.7)	452.7
Cash Flow Hedges:
Commodity Hedges (c)	—	31.9	—	(15.1)	16.8
Fair Value Hedges	—	0.6	—	2.0	2.6
Total Risk Management Assets	37.7	560.9	190.3	(316.8)	472.1

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,526.4	$1,524.2	$190.3	$(125.0)	$3,115.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$65.3	$431.9	$36.7	$(335.5)	$198.4
Cash Flow Hedges:
Commodity Hedges (c)	—	26.6	2.8	(15.1)	14.3
Interest Rate/Foreign Currency Hedges	—	1.0	—	—	1.0
Fair Value Hedges	—	6.8	—	2.0	8.8
Total Risk Management Liabilities	$65.3	$466.3	$39.5	$(348.6)	$222.5

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$14.8	$—	$—	$0.1	$14.9

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	0.2	13.9	12.2	(10.6)	15.7

Total Assets	$15.0	$13.9	$12.2	$(10.5)	$30.6

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$17.8	$0.5	$(13.6)	$4.9

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$15.6	$—	$—	$—	$15.6

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	0.2	20.2	17.7	(9.4)	28.7

Total Assets	$15.8	$20.2	$17.7	$(9.4)	$44.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$20.4	$1.9	$(9.4)	$13.1

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.0	$6.3	$(11.1)	$12.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,287.5	$828.2	$6.3	$(3.3)	$2,118.7

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.5	$2.0	$(11.7)	$7.9

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$15.9	$16.0	$(6.4)	$25.6

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,131.9	$969.2	$16.0	$4.2	$2,121.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$11.4	$1.3	$(6.3)	$6.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$—	$—	$—	$27.7	$27.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	16.0	3.2	19.2

Total Assets	$—	$—	$16.0	$30.9	$46.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$0.1	$2.7	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$0.4	$—	$—	$28.3	$28.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	52.3	—	52.3

Total Assets	$0.4	$—	$52.3	$28.3	$81.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$1.1	$3.9	$(0.1)	$4.9

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.7	$(0.1)	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.5	$0.1	$(0.4)	$0.2

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.4	$(0.4)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$0.7	$(0.4)	$0.9

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.6	$—	$—	$1.6	$5.2

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.9	(0.1)	0.8

Total Assets	$3.6	$—	$0.9	$1.5	$6.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$5.5	$0.1	$(0.4)	$5.2

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$12.7	$—	$—	$1.7	$14.4

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.4	(0.4)	—

Total Assets	$12.7	$—	$0.4	$1.3	$14.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.7	$0.9	$(0.5)	$1.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2015, 2014 and 2013.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2015 and 2014:

Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34
Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

The following table provides sensitivity of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts and FTRs for the Registrants as of December 31, 2015 and 2014:

Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Indiana Michigan Power Co [Member]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrants as of December 31, 2015 and 2014 are summarized in the following table:

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

(b)	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds and securities available for sale, including marketable securities that management intends to hold for less than one year and investments by its protected cell of EIS.  See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2015
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$271.0	$—	$—	$271.0
Fixed Income Securities – Mutual Funds	91.1	—	(0.7)	90.4
Equity Securities – Mutual Funds	13.7	11.7	—	25.4
Total Other Temporary Investments	$375.8	$11.7	$(0.7)	$386.8

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$279.7	$—	$—	$279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	80.5
Equity Securities – Mutual Funds	13.1	12.3	—	25.4
Total Other Temporary Investments	$373.3	$12.3	$—	$385.6

(a)	Primarily represents amounts held for the repayment of debt.

The following table provides the activity for fixed income and equity securities within Other Temporary Investments for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	10.7	1.6	17.4
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

As of December 31, 2015 and 2014, AEP had no Other Temporary Investments with an unrealized loss position.  As of December 31, 2015, fixed income securities were primarily debt based mutual funds with short and intermediate maturities.  Mutual funds may be sold and do not contain maturity dates.

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2015 and 2014, see Note 3.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2015 and 2014:

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

The adjusted cost of fixed income securities was $771 million and $903 million as of December 31, 2015 and 2014, respectively.  The adjusted cost of equity securities was $555 million and $524 million as of December 31, 2015 and 2014, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2015 was as follows:

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2
Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.9	$4.3	$—	$168.2	$176.4

Other Temporary Investments
Restricted Cash (a)	230.0	7.7	—	33.3	271.0
Fixed Income Securities – Mutual Funds	90.4	—	—	—	90.4
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	345.8	7.7	—	33.3	386.8

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	11.5	495.0	219.7	(287.7)	438.5
Cash Flow Hedges:
Commodity Hedges (c)	—	15.9	1.0	0.7	17.6
Fair Value Hedges	—	—	—	0.1	0.1
Total Risk Management Assets	11.5	510.9	220.7	(286.9)	456.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,648.6	$1,334.1	$220.7	$(77.6)	$3,125.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$24.1	$471.5	$67.3	$(326.3)	$236.6
Cash Flow Hedges:
Commodity Hedges (c)	—	18.9	6.5	0.7	26.1
Interest Rate/Foreign Currency Hedges	—	0.4	—	—	0.4
Fair Value Hedges	—	3.0	—	0.1	3.1
Total Risk Management Liabilities	$24.1	$493.8	$73.8	$(325.5)	$266.2
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17.2	$0.9	$—	$144.4	$162.5

Other Temporary Investments
Restricted Cash (a)	233.8	9.1	—	36.8	279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	—	80.5
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	339.7	9.1	—	36.8	385.6

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	37.7	528.4	190.3	(303.7)	452.7
Cash Flow Hedges:
Commodity Hedges (c)	—	31.9	—	(15.1)	16.8
Fair Value Hedges	—	0.6	—	2.0	2.6
Total Risk Management Assets	37.7	560.9	190.3	(316.8)	472.1

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,526.4	$1,524.2	$190.3	$(125.0)	$3,115.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$65.3	$431.9	$36.7	$(335.5)	$198.4
Cash Flow Hedges:
Commodity Hedges (c)	—	26.6	2.8	(15.1)	14.3
Interest Rate/Foreign Currency Hedges	—	1.0	—	—	1.0
Fair Value Hedges	—	6.8	—	2.0	8.8
Total Risk Management Liabilities	$65.3	$466.3	$39.5	$(348.6)	$222.5

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$14.8	$—	$—	$0.1	$14.9

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	0.2	13.9	12.2	(10.6)	15.7

Total Assets	$15.0	$13.9	$12.2	$(10.5)	$30.6

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$17.8	$0.5	$(13.6)	$4.9

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$15.6	$—	$—	$—	$15.6

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	0.2	20.2	17.7	(9.4)	28.7

Total Assets	$15.8	$20.2	$17.7	$(9.4)	$44.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$20.4	$1.9	$(9.4)	$13.1

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.0	$6.3	$(11.1)	$12.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,287.5	$828.2	$6.3	$(3.3)	$2,118.7

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.5	$2.0	$(11.7)	$7.9

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$15.9	$16.0	$(6.4)	$25.6

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,131.9	$969.2	$16.0	$4.2	$2,121.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$11.4	$1.3	$(6.3)	$6.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$—	$—	$—	$27.7	$27.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	16.0	3.2	19.2

Total Assets	$—	$—	$16.0	$30.9	$46.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$0.1	$2.7	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$0.4	$—	$—	$28.3	$28.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	52.3	—	52.3

Total Assets	$0.4	$—	$52.3	$28.3	$81.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$1.1	$3.9	$(0.1)	$4.9

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.7	$(0.1)	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.5	$0.1	$(0.4)	$0.2

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.4	$(0.4)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$0.7	$(0.4)	$0.9

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.6	$—	$—	$1.6	$5.2

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.9	(0.1)	0.8

Total Assets	$3.6	$—	$0.9	$1.5	$6.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$5.5	$0.1	$(0.4)	$5.2

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$12.7	$—	$—	$1.7	$14.4

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.4	(0.4)	—

Total Assets	$12.7	$—	$0.4	$1.3	$14.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.7	$0.9	$(0.5)	$1.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2015, 2014 and 2013.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2015 and 2014:

Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34
Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

The following table provides sensitivity of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts and FTRs for the Registrants as of December 31, 2015 and 2014:

Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Ohio Power Co [Member]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrants as of December 31, 2015 and 2014 are summarized in the following table:

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

(b)	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds and securities available for sale, including marketable securities that management intends to hold for less than one year and investments by its protected cell of EIS.  See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2015
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$271.0	$—	$—	$271.0
Fixed Income Securities – Mutual Funds	91.1	—	(0.7)	90.4
Equity Securities – Mutual Funds	13.7	11.7	—	25.4
Total Other Temporary Investments	$375.8	$11.7	$(0.7)	$386.8

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$279.7	$—	$—	$279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	80.5
Equity Securities – Mutual Funds	13.1	12.3	—	25.4
Total Other Temporary Investments	$373.3	$12.3	$—	$385.6

(a)	Primarily represents amounts held for the repayment of debt.

The following table provides the activity for fixed income and equity securities within Other Temporary Investments for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	10.7	1.6	17.4
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

As of December 31, 2015 and 2014, AEP had no Other Temporary Investments with an unrealized loss position.  As of December 31, 2015, fixed income securities were primarily debt based mutual funds with short and intermediate maturities.  Mutual funds may be sold and do not contain maturity dates.

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2015 and 2014, see Note 3.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2015 and 2014:

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

The adjusted cost of fixed income securities was $771 million and $903 million as of December 31, 2015 and 2014, respectively.  The adjusted cost of equity securities was $555 million and $524 million as of December 31, 2015 and 2014, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2015 was as follows:

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2
Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.9	$4.3	$—	$168.2	$176.4

Other Temporary Investments
Restricted Cash (a)	230.0	7.7	—	33.3	271.0
Fixed Income Securities – Mutual Funds	90.4	—	—	—	90.4
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	345.8	7.7	—	33.3	386.8

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	11.5	495.0	219.7	(287.7)	438.5
Cash Flow Hedges:
Commodity Hedges (c)	—	15.9	1.0	0.7	17.6
Fair Value Hedges	—	—	—	0.1	0.1
Total Risk Management Assets	11.5	510.9	220.7	(286.9)	456.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,648.6	$1,334.1	$220.7	$(77.6)	$3,125.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$24.1	$471.5	$67.3	$(326.3)	$236.6
Cash Flow Hedges:
Commodity Hedges (c)	—	18.9	6.5	0.7	26.1
Interest Rate/Foreign Currency Hedges	—	0.4	—	—	0.4
Fair Value Hedges	—	3.0	—	0.1	3.1
Total Risk Management Liabilities	$24.1	$493.8	$73.8	$(325.5)	$266.2
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17.2	$0.9	$—	$144.4	$162.5

Other Temporary Investments
Restricted Cash (a)	233.8	9.1	—	36.8	279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	—	80.5
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	339.7	9.1	—	36.8	385.6

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	37.7	528.4	190.3	(303.7)	452.7
Cash Flow Hedges:
Commodity Hedges (c)	—	31.9	—	(15.1)	16.8
Fair Value Hedges	—	0.6	—	2.0	2.6
Total Risk Management Assets	37.7	560.9	190.3	(316.8)	472.1

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,526.4	$1,524.2	$190.3	$(125.0)	$3,115.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$65.3	$431.9	$36.7	$(335.5)	$198.4
Cash Flow Hedges:
Commodity Hedges (c)	—	26.6	2.8	(15.1)	14.3
Interest Rate/Foreign Currency Hedges	—	1.0	—	—	1.0
Fair Value Hedges	—	6.8	—	2.0	8.8
Total Risk Management Liabilities	$65.3	$466.3	$39.5	$(348.6)	$222.5

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$14.8	$—	$—	$0.1	$14.9

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	0.2	13.9	12.2	(10.6)	15.7

Total Assets	$15.0	$13.9	$12.2	$(10.5)	$30.6

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$17.8	$0.5	$(13.6)	$4.9

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$15.6	$—	$—	$—	$15.6

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	0.2	20.2	17.7	(9.4)	28.7

Total Assets	$15.8	$20.2	$17.7	$(9.4)	$44.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$20.4	$1.9	$(9.4)	$13.1

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.0	$6.3	$(11.1)	$12.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,287.5	$828.2	$6.3	$(3.3)	$2,118.7

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.5	$2.0	$(11.7)	$7.9

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$15.9	$16.0	$(6.4)	$25.6

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,131.9	$969.2	$16.0	$4.2	$2,121.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$11.4	$1.3	$(6.3)	$6.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$—	$—	$—	$27.7	$27.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	16.0	3.2	19.2

Total Assets	$—	$—	$16.0	$30.9	$46.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$0.1	$2.7	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$0.4	$—	$—	$28.3	$28.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	52.3	—	52.3

Total Assets	$0.4	$—	$52.3	$28.3	$81.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$1.1	$3.9	$(0.1)	$4.9

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.7	$(0.1)	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.5	$0.1	$(0.4)	$0.2

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.4	$(0.4)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$0.7	$(0.4)	$0.9

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.6	$—	$—	$1.6	$5.2

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.9	(0.1)	0.8

Total Assets	$3.6	$—	$0.9	$1.5	$6.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$5.5	$0.1	$(0.4)	$5.2

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$12.7	$—	$—	$1.7	$14.4

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.4	(0.4)	—

Total Assets	$12.7	$—	$0.4	$1.3	$14.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.7	$0.9	$(0.5)	$1.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2015, 2014 and 2013.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2015 and 2014:

Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34
Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

The following table provides sensitivity of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts and FTRs for the Registrants as of December 31, 2015 and 2014:

Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Public Service Co Of Oklahoma [Member]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrants as of December 31, 2015 and 2014 are summarized in the following table:

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

(b)	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds and securities available for sale, including marketable securities that management intends to hold for less than one year and investments by its protected cell of EIS.  See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2015
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$271.0	$—	$—	$271.0
Fixed Income Securities – Mutual Funds	91.1	—	(0.7)	90.4
Equity Securities – Mutual Funds	13.7	11.7	—	25.4
Total Other Temporary Investments	$375.8	$11.7	$(0.7)	$386.8

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$279.7	$—	$—	$279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	80.5
Equity Securities – Mutual Funds	13.1	12.3	—	25.4
Total Other Temporary Investments	$373.3	$12.3	$—	$385.6

(a)	Primarily represents amounts held for the repayment of debt.

The following table provides the activity for fixed income and equity securities within Other Temporary Investments for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	10.7	1.6	17.4
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

As of December 31, 2015 and 2014, AEP had no Other Temporary Investments with an unrealized loss position.  As of December 31, 2015, fixed income securities were primarily debt based mutual funds with short and intermediate maturities.  Mutual funds may be sold and do not contain maturity dates.

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2015 and 2014, see Note 3.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2015 and 2014:

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

The adjusted cost of fixed income securities was $771 million and $903 million as of December 31, 2015 and 2014, respectively.  The adjusted cost of equity securities was $555 million and $524 million as of December 31, 2015 and 2014, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2015 was as follows:

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2
Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.9	$4.3	$—	$168.2	$176.4

Other Temporary Investments
Restricted Cash (a)	230.0	7.7	—	33.3	271.0
Fixed Income Securities – Mutual Funds	90.4	—	—	—	90.4
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	345.8	7.7	—	33.3	386.8

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	11.5	495.0	219.7	(287.7)	438.5
Cash Flow Hedges:
Commodity Hedges (c)	—	15.9	1.0	0.7	17.6
Fair Value Hedges	—	—	—	0.1	0.1
Total Risk Management Assets	11.5	510.9	220.7	(286.9)	456.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,648.6	$1,334.1	$220.7	$(77.6)	$3,125.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$24.1	$471.5	$67.3	$(326.3)	$236.6
Cash Flow Hedges:
Commodity Hedges (c)	—	18.9	6.5	0.7	26.1
Interest Rate/Foreign Currency Hedges	—	0.4	—	—	0.4
Fair Value Hedges	—	3.0	—	0.1	3.1
Total Risk Management Liabilities	$24.1	$493.8	$73.8	$(325.5)	$266.2
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17.2	$0.9	$—	$144.4	$162.5

Other Temporary Investments
Restricted Cash (a)	233.8	9.1	—	36.8	279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	—	80.5
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	339.7	9.1	—	36.8	385.6

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	37.7	528.4	190.3	(303.7)	452.7
Cash Flow Hedges:
Commodity Hedges (c)	—	31.9	—	(15.1)	16.8
Fair Value Hedges	—	0.6	—	2.0	2.6
Total Risk Management Assets	37.7	560.9	190.3	(316.8)	472.1

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,526.4	$1,524.2	$190.3	$(125.0)	$3,115.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$65.3	$431.9	$36.7	$(335.5)	$198.4
Cash Flow Hedges:
Commodity Hedges (c)	—	26.6	2.8	(15.1)	14.3
Interest Rate/Foreign Currency Hedges	—	1.0	—	—	1.0
Fair Value Hedges	—	6.8	—	2.0	8.8
Total Risk Management Liabilities	$65.3	$466.3	$39.5	$(348.6)	$222.5

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$14.8	$—	$—	$0.1	$14.9

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	0.2	13.9	12.2	(10.6)	15.7

Total Assets	$15.0	$13.9	$12.2	$(10.5)	$30.6

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$17.8	$0.5	$(13.6)	$4.9

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$15.6	$—	$—	$—	$15.6

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	0.2	20.2	17.7	(9.4)	28.7

Total Assets	$15.8	$20.2	$17.7	$(9.4)	$44.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$20.4	$1.9	$(9.4)	$13.1

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.0	$6.3	$(11.1)	$12.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,287.5	$828.2	$6.3	$(3.3)	$2,118.7

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.5	$2.0	$(11.7)	$7.9

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$15.9	$16.0	$(6.4)	$25.6

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,131.9	$969.2	$16.0	$4.2	$2,121.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$11.4	$1.3	$(6.3)	$6.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$—	$—	$—	$27.7	$27.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	16.0	3.2	19.2

Total Assets	$—	$—	$16.0	$30.9	$46.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$0.1	$2.7	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$0.4	$—	$—	$28.3	$28.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	52.3	—	52.3

Total Assets	$0.4	$—	$52.3	$28.3	$81.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$1.1	$3.9	$(0.1)	$4.9

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.7	$(0.1)	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.5	$0.1	$(0.4)	$0.2

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.4	$(0.4)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$0.7	$(0.4)	$0.9

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.6	$—	$—	$1.6	$5.2

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.9	(0.1)	0.8

Total Assets	$3.6	$—	$0.9	$1.5	$6.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$5.5	$0.1	$(0.4)	$5.2

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$12.7	$—	$—	$1.7	$14.4

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.4	(0.4)	—

Total Assets	$12.7	$—	$0.4	$1.3	$14.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.7	$0.9	$(0.5)	$1.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2015, 2014 and 2013.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2015 and 2014:

Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34
Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

The following table provides sensitivity of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts and FTRs for the Registrants as of December 31, 2015 and 2014:

Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)

Southwestern Electric Power Co [Member]
Fair Value Measurements
FAIR VALUE MEASUREMENTS

The disclosures in this note apply to all Registrants unless indicated otherwise.

Fair Value Measurements of Long-term Debt

The fair values of Long-term Debt are based on quoted market prices, without credit enhancements, for the same or similar issues and the current interest rates offered for instruments with similar maturities classified as Level 2 measurement inputs.  These instruments are not marked-to-market.  The estimates presented are not necessarily indicative of the amounts that could be realized in a current market exchange.

The book values and fair values of Long-term Debt for the Registrants as of December 31, 2015 and 2014 are summarized in the following table:

	December 31,
	2015		2014
Company	Book Value	Fair Value	Book Value		Fair Value
	(in millions)
AEP	$19,572.7	$21,201.3	$18,512.4	(a)	$20,960.5	(b)
APCo	3,930.7	4,416.7	3,958.7		4,711.2
I&M	2,000.0	2,193.6	2,019.6		2,255.1
OPCo	2,157.7	2,472.7	2,286.8		2,709.5
PSO	1,286.1	1,402.9	1,036.7		1,216.2
SWEPCo	2,273.5	2,417.2	2,132.4		2,402.6

(a)
Amount excludes $83 million of Long-term Debt classified as Liabilities from Discontinued Operations on the balance sheet. See "AEPRO (Corporate and Other)" section of Note 7 for additional information.

(b)	Amount excludes $114 million of fair value of Long-term Debt related to AEPRO.

Fair Value Measurements of Other Temporary Investments (Applies to AEP)

Other Temporary Investments include funds held by trustees primarily for the payment of securitization bonds and securities available for sale, including marketable securities that management intends to hold for less than one year and investments by its protected cell of EIS.  See “Other Temporary Investments” section of Note 1.

The following is a summary of Other Temporary Investments:

	December 31, 2015
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$271.0	$—	$—	$271.0
Fixed Income Securities – Mutual Funds	91.1	—	(0.7)	90.4
Equity Securities – Mutual Funds	13.7	11.7	—	25.4
Total Other Temporary Investments	$375.8	$11.7	$(0.7)	$386.8

	December 31, 2014
Other Temporary Investments	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Restricted Cash (a)	$279.7	$—	$—	$279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	80.5
Equity Securities – Mutual Funds	13.1	12.3	—	25.4
Total Other Temporary Investments	$373.3	$12.3	$—	$385.6

(a)	Primarily represents amounts held for the repayment of debt.

The following table provides the activity for fixed income and equity securities within Other Temporary Investments for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$—	$—	$—
Purchases of Investments	10.7	1.6	17.4
Gross Realized Gains on Investment Sales	—	—	—
Gross Realized Losses on Investment Sales	—	—	—

As of December 31, 2015 and 2014, AEP had no Other Temporary Investments with an unrealized loss position.  As of December 31, 2015, fixed income securities were primarily debt based mutual funds with short and intermediate maturities.  Mutual funds may be sold and do not contain maturity dates.

For details of the reasons for changes in Securities Available for Sale included in Accumulated Other Comprehensive Income (Loss) for the years ended December 31, 2015 and 2014, see Note 3.

Fair Value Measurements of Trust Assets for Decommissioning and SNF Disposal (Applies to AEP and I&M)

Securities held in trust funds for decommissioning nuclear facilities and for the disposal of SNF are recorded at fair value.  See “Nuclear Trust Funds” section of Note 1.

The following is a summary of nuclear trust fund investments as of December 31, 2015 and 2014:

	December 31,
	2015			2014
	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments	Fair Value	Gross Unrealized Gains	Other-Than- Temporary Impairments
	(in millions)
Cash and Cash Equivalents	$168.3	$—	$—	$20.0	$—	$—
Fixed Income Securities:
United States Government	731.1	35.9	(2.6)	697.0	44.6	(5.0)
Corporate Debt	57.9	3.2	(1.1)	47.8	4.5	(1.0)
State and Local Government	22.2	1.1	(0.3)	208.5	1.2	(0.3)
Subtotal Fixed Income Securities	811.2	40.2	(4.0)	953.3	50.3	(6.3)
Equity Securities – Domestic	1,126.9	571.6	(79.3)	1,122.4	598.8	(79.2)
Spent Nuclear Fuel and Decommissioning Trusts	$2,106.4	$611.8	$(83.3)	$2,095.7	$649.1	$(85.5)

The following table provides the securities activity within the decommissioning and SNF trusts for the years ended December 31, 2015, 2014 and 2013:

	Years Ended December 31,
	2015	2014	2013
	(in millions)
Proceeds from Investment Sales	$2,218.4	$1,031.8	$858.4
Purchases of Investments	2,272.0	1,086.4	910.0
Gross Realized Gains on Investment Sales	69.1	32.3	18.3
Gross Realized Losses on Investment Sales	53.0	15.4	8.1

The adjusted cost of fixed income securities was $771 million and $903 million as of December 31, 2015 and 2014, respectively.  The adjusted cost of equity securities was $555 million and $524 million as of December 31, 2015 and 2014, respectively.

The fair value of fixed income securities held in the nuclear trust funds, summarized by contractual maturities, as of December 31, 2015 was as follows:

Fair Value of Fixed Income Securities
(in millions)
Within 1 year	$167.2
1 year – 5 years	361.0
5 years – 10 years	129.4
After 10 years	153.6
Total	$811.2
Fair Value Measurements of Financial Assets and Liabilities

For a discussion of fair value accounting and the classification of assets and liabilities within the fair value hierarchy, see the “Fair Value Measurements of Assets and Liabilities” section of Note 1.

The following tables set forth, by level within the fair value hierarchy, the Registrants’ financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2015 and 2014.  As required by the accounting guidance for “Fair Value Measurements and Disclosures,” financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Management’s assessment of the significance of a particular input to the fair value measurement requires judgment and may affect the valuation of fair value assets and liabilities and their placement within the fair value hierarchy levels.  There have not been any significant changes in management’s valuation techniques.

AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.9	$4.3	$—	$168.2	$176.4

Other Temporary Investments
Restricted Cash (a)	230.0	7.7	—	33.3	271.0
Fixed Income Securities – Mutual Funds	90.4	—	—	—	90.4
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	345.8	7.7	—	33.3	386.8

Risk Management Assets
Risk Management Commodity Contracts (c) (d)	11.5	495.0	219.7	(287.7)	438.5
Cash Flow Hedges:
Commodity Hedges (c)	—	15.9	1.0	0.7	17.6
Fair Value Hedges	—	—	—	0.1	0.1
Total Risk Management Assets	11.5	510.9	220.7	(286.9)	456.2

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,648.6	$1,334.1	$220.7	$(77.6)	$3,125.8

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (d)	$24.1	$471.5	$67.3	$(326.3)	$236.6
Cash Flow Hedges:
Commodity Hedges (c)	—	18.9	6.5	0.7	26.1
Interest Rate/Foreign Currency Hedges	—	0.4	—	—	0.4
Fair Value Hedges	—	3.0	—	0.1	3.1
Total Risk Management Liabilities	$24.1	$493.8	$73.8	$(325.5)	$266.2
AEP

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$17.2	$0.9	$—	$144.4	$162.5

Other Temporary Investments
Restricted Cash (a)	233.8	9.1	—	36.8	279.7
Fixed Income Securities – Mutual Funds	80.5	—	—	—	80.5
Equity Securities – Mutual Funds (b)	25.4	—	—	—	25.4
Total Other Temporary Investments	339.7	9.1	—	36.8	385.6

Risk Management Assets
Risk Management Commodity Contracts (c) (f)	37.7	528.4	190.3	(303.7)	452.7
Cash Flow Hedges:
Commodity Hedges (c)	—	31.9	—	(15.1)	16.8
Fair Value Hedges	—	0.6	—	2.0	2.6
Total Risk Management Assets	37.7	560.9	190.3	(316.8)	472.1

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,526.4	$1,524.2	$190.3	$(125.0)	$3,115.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (f)	$65.3	$431.9	$36.7	$(335.5)	$198.4
Cash Flow Hedges:
Commodity Hedges (c)	—	26.6	2.8	(15.1)	14.3
Interest Rate/Foreign Currency Hedges	—	1.0	—	—	1.0
Fair Value Hedges	—	6.8	—	2.0	8.8
Total Risk Management Liabilities	$65.3	$466.3	$39.5	$(348.6)	$222.5

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$14.8	$—	$—	$0.1	$14.9

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	0.2	13.9	12.2	(10.6)	15.7

Total Assets	$15.0	$13.9	$12.2	$(10.5)	$30.6

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$17.8	$0.5	$(13.6)	$4.9

APCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$15.6	$—	$—	$—	$15.6

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	0.2	20.2	17.7	(9.4)	28.7

Total Assets	$15.8	$20.2	$17.7	$(9.4)	$44.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$20.4	$1.9	$(9.4)	$13.1

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated and Affiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.0	$6.3	$(11.1)	$12.3

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	160.5	—	—	7.8	168.3
Fixed Income Securities:
United States Government	—	731.1	—	—	731.1
Corporate Debt	—	57.9	—	—	57.9
State and Local Government	—	22.2	—	—	22.2
Subtotal Fixed Income Securities	—	811.2	—	—	811.2
Equity Securities – Domestic (b)	1,126.9	—	—	—	1,126.9
Total Spent Nuclear Fuel and Decommissioning Trusts	1,287.4	811.2	—	7.8	2,106.4

Total Assets	$1,287.5	$828.2	$6.3	$(3.3)	$2,118.7

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$17.5	$2.0	$(11.7)	$7.9

I&M

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.1	$15.9	$16.0	$(6.4)	$25.6

Spent Nuclear Fuel and Decommissioning Trusts
Cash and Cash Equivalents (e)	9.4	—	—	10.6	20.0
Fixed Income Securities:
United States Government	—	697.0	—	—	697.0
Corporate Debt	—	47.8	—	—	47.8
State and Local Government	—	208.5	—	—	208.5
Subtotal Fixed Income Securities	—	953.3	—	—	953.3
Equity Securities – Domestic (b)	1,122.4	—	—	—	1,122.4
Total Spent Nuclear Fuel and Decommissioning Trusts	1,131.8	953.3	—	10.6	2,095.7

Total Assets	$1,131.9	$969.2	$16.0	$4.2	$2,121.3

Liabilities:

Risk Management Liabilities – Nonaffiliated
Risk Management Commodity Contracts (c) (g)	$0.2	$11.4	$1.3	$(6.3)	$6.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$—	$—	$—	$27.7	$27.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	16.0	3.2	19.2

Total Assets	$—	$—	$16.0	$30.9	$46.9

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.8	$0.1	$2.7	$3.6

OPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Restricted Cash for Securitized Funding (a)	$0.4	$—	$—	$28.3	$28.7

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	52.3	—	52.3

Total Assets	$0.4	$—	$52.3	$28.3	$81.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$1.1	$3.9	$(0.1)	$4.9

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.7	$(0.1)	$0.6

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.5	$0.1	$(0.4)	$0.2

PSO

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	$—	$—	$0.4	$(0.4)	$—

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.6	$0.7	$(0.4)	$0.9

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2015

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$3.6	$—	$—	$1.6	$5.2

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.9	(0.1)	0.8

Total Assets	$3.6	$—	$0.9	$1.5	$6.0

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$5.5	$0.1	$(0.4)	$5.2

SWEPCo

Assets and Liabilities Measured at Fair Value on a Recurring Basis
December 31, 2014

	Level 1	Level 2	Level 3	Other	Total
Assets:	(in millions)

Cash and Cash Equivalents (a)	$12.7	$—	$—	$1.7	$14.4

Risk Management Assets
Risk Management Commodity Contracts (c) (g)	—	—	0.4	(0.4)	—

Total Assets	$12.7	$—	$0.4	$1.3	$14.4

Liabilities:

Risk Management Liabilities
Risk Management Commodity Contracts (c) (g)	$—	$0.7	$0.9	$(0.5)	$1.1

(a)
Amounts in “Other” column primarily represent cash deposits in bank accounts with financial institutions or with third parties. Level 1 and Level 2 amounts primarily represent investment in money market funds.

(b)	Amounts represent publicly traded equity securities and equity-based mutual funds.

(c)	Amounts in “Other” column primarily represent counterparty netting of risk management and hedging contracts and associated cash collateral under the accounting guidance for “Derivatives and Hedging.”

(d)
The December 31, 2015 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows: Level 1 matures $(9) million in 2016 and $(4) million in periods 2017-2019; Level 2 matures $2 million in 2016, $18 million in periods 2017-2019 and $4 million in periods 2020-2021; Level 3 matures $28 million in 2016, $29 million in periods 2017-2019, $19 million in periods 2020-2021 and $76 million in periods 2022-2032. Risk management commodity contracts are substantially comprised of power contracts.

(e)	Amounts in “Other” column primarily represent accrued interest receivables from financial institutions. Level 1 amounts primarily represent investments in money market funds.

(f)
The December 31, 2014 maturity of the net fair value of risk management contracts prior to cash collateral, assets/(liabilities), is as follows:  Level 1 matures $(18) million in 2015 and $(10) million in periods 2016-2018;  Level 2 matures $31 million in 2015, $52 million in periods 2016-2018, $12 million in periods 2019-2020 and $1 million in periods 2021-2030;  Level 3 matures $50 million in 2015, $29 million in periods 2016-2018, $9 million in periods 2019-2020 and $66 million in periods 2021-2030.  Risk management commodity contracts are substantially comprised of power contracts.

(g)	Substantially comprised of power contracts for APCo, I&M and OPCo and coal contracts for PSO and SWEPCo.

There have been no transfers between Level 1 and Level 2 during the years ended December 31, 2015, 2014 and 2013.
The following tables set forth a reconciliation of changes in the fair value of net trading derivatives classified as Level 3 in the fair value hierarchy:

Year Ended December 31, 2015	AEP	APCo (a)	I&M (a)	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	13.5	2.1	0.2	0.5	(0.2)	9.2
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	53.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(4.9)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(63.0)	(17.2)	(14.2)	(6.7)	0.6	(8.7)
Transfers into Level 3 (e) (f)	28.7	—	—	—	—	—
Transfers out of Level 3 (f) (g)	(18.9)	1.2	0.8	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	(13.0)	9.8	2.8	(26.3)	0.5	0.8
Balance as of December 31, 2015	$146.9	$11.7	$4.3	$15.9	$0.6	$0.8

Year Ended December 31, 2014	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	90.0	29.7	18.6	30.8	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	0.7	—	—	—	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	5.7	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(108.7)	(32.6)	(20.6)	(33.7)	—	—
Transfers into Level 3 (e) (f)	(7.6)	(3.6)	(2.5)	—	—	—
Transfers out of Level 3 (f) (g)	(21.5)	—	—	—	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	74.3	11.7	12.0	48.4	(0.3)	(0.5)
Balance as of December 31, 2014	$150.8	$15.8	$14.7	$48.4	$(0.3)	$(0.5)

Year Ended December 31, 2013	AEP	APCo	I&M	OPCo	PSO	SWEPCo
	(in millions)
Balance as of December 31, 2012	$85.4	$11.0	$7.5	$15.4	$—	$—
Realized Gain (Loss) Included in Net Income (or Changes in Net Assets) (b) (c)	(9.2)	(3.6)	(2.4)	(5.0)	—	—
Unrealized Gain (Loss) Included in Net Income (or Changes in Net Assets) Relating to Assets Still Held at the Reporting Date (b)	37.5	—	—	0.3	—	—
Realized and Unrealized Gains (Losses) Included in Other Comprehensive Income	(2.5)	—	—	—	—	—
Purchases, Issuances and Settlements (d)	(15.8)	0.5	0.4	0.8	—	—
Transfers into Level 3 (e) (f)	19.0	1.3	0.9	1.9	—	—
Transfers out of Level 3 (f) (g)	(3.6)	(0.9)	(0.6)	(1.3)	—	—
Transfer of OPCo Generation to Parent	—	—	—	(12.1)	—	—
Changes in Fair Value Allocated to Regulated Jurisdictions (h)	7.1	2.3	1.4	2.9	—	—
Balance as of December 31, 2013	$117.9	$10.6	$7.2	$2.9	$—	$—

(a)	Includes both affiliated and nonaffiliated transactions.

(b)	Included in revenues on the statements of income.

(c)	Represents the change in fair value between the beginning of the reporting period and the settlement of the risk management commodity contract.

(d)	Represents the settlement of risk management commodity contracts for the reporting period.

(e)	Represents existing assets or liabilities that were previously categorized as Level 2.

(f)	Transfers are recognized based on their value at the beginning of the reporting period that the transfer occurred.

(g)	Represents existing assets or liabilities that were previously categorized as Level 3.

(h)	Relates to the net gains (losses) of those contracts that are not reflected on the statements of income. These net gains (losses) are recorded as regulatory assets/liabilities.

The following tables quantify the significant unobservable inputs used in developing the fair value of Level 3 positions as of December 31, 2015 and 2014:

Significant Unobservable Inputs
December 31, 2015
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$212.3	$70.3	Discounted Cash Flow	Forward Market Price (a)	$9.69	$165.36	$36.35
				Counterparty Credit Risk (b)	670
FTRs	8.4	3.5	Discounted Cash Flow	Forward Market Price (a)	(6.99)	10.34	1.10
Total	$220.7	$73.8

Significant Unobservable Inputs
December 31, 2014
AEP

				Significant	Input/Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input	Low	High	Average
	(in millions)
Energy Contracts	$157.3	$37.0	Discounted Cash Flow	Forward Market Price (a)	$11.37	$159.92	$57.18
				Counterparty Credit Risk (b)	303
FTRs	33.0	2.5	Discounted Cash Flow	Forward Market Price (a)	(14.63)	20.02	0.96
Total	$190.3	$39.5

Significant Unobservable Inputs
December 31, 2015
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$7.9	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	4.3	0.3	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$12.2	$0.5

Significant Unobservable Inputs
December 31, 2014
APCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$5.8	$1.8	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	11.9	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$17.7	$1.9

Significant Unobservable Inputs
December 31, 2015
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.0	$0.2	Discounted Cash Flow	Forward Market Price	$12.61	$47.24	$32.38
FTRs	0.3	1.8	Discounted Cash Flow	Forward Market Price	(6.96)	8.43	1.34
Total	$6.3	$2.0

Significant Unobservable Inputs
December 31, 2014
I&M

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input(a)	Low	High	Average
	(in millions)
Energy Contracts	$6.4	$1.2	Discounted Cash Flow	Forward Market Price	$13.43	$123.02	$52.47
FTRs	9.6	0.1	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$16.0	$1.3

Significant Unobservable Inputs
December 31, 2015
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
Energy Contracts	$16.0	$0.1	Discounted Cash Flow	Forward Market Price	$41.61	$165.36	$86.84

Significant Unobservable Inputs
December 31, 2014
OPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
	(in millions)
Energy Contracts	$45.1	$3.9	Discounted Cash Flow	Forward Market Price	$48.25	$159.92	$84.04
FTRs	7.2	—	Discounted Cash Flow	Forward Market Price	(14.63)	20.02	1.01
Total	$52.3	$3.9

Significant Unobservable Inputs
December 31, 2015
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.7	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34
Significant Unobservable Inputs
December 31, 2014
PSO

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.7	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

Significant Unobservable Inputs
December 31, 2015
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.9	$0.1	Discounted Cash Flow	Forward Market Price	$(6.96)	$8.43	$1.34

Significant Unobservable Inputs
December 31, 2014
SWEPCo

				Significant	Forward Price Range
	Fair Value		Valuation	Unobservable			Weighted
	Assets	Liabilities	Technique	Input (a)	Low	High	Average
(in millions)
FTRs	$0.4	$0.9	Discounted Cash Flow	Forward Market Price	$(14.63)	$20.02	$1.01

(a)	Represents market prices in dollars per MWh.

(b)	Represents average price of credit default swaps used to calculate counterparty credit risk, reported in basis points.

The following table provides sensitivity of fair value measurements to increases (decreases) in significant unobservable inputs related to Energy Contracts and FTRs for the Registrants as of December 31, 2015 and 2014:

Sensitivity of Fair Value Measurements

Significant Unobservable Input	Position	Change in Input	Impact on Fair Value Measurement
Forward Market Price	Buy	Increase (Decrease)	Higher (Lower)
Forward Market Price	Sell	Increase (Decrease)	Lower (Higher)
Counterparty Credit Risk	Loss	Increase (Decrease)	Higher (Lower)
Counterparty Credit Risk	Gain	Increase (Decrease)	Lower (Higher)